Cost of Other Revenues - Summary of Cost of Other Revenues (Detail)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Cost Of Revenue [Abstract]
Interest expenses of borrowings	¥ 547,368,755	$ 79,611,484	¥ 686,889,761	¥ 210,950,030
Other lending related costs	184,417,017	26,822,343	170,060,910	56,911,976
Total	¥ 731,785,772	$ 106,433,827	¥ 856,950,671	¥ 267,862,006